                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-01835

                         Pioneer Series Trust XI
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Core Equity Fund

 Schedule of Investments 9/30/16 (unaudited)

 Shares

 Value

 COMMON STOCKS - 98.8%

 Energy - 2.7%

 Oil & Gas Equipment & Services - 1.9%

 622,079

 Halliburton Co.

 $

 27,918,906

 Oil & Gas Exploration & Production - 0.8%

 447,818

 Cabot Oil & Gas Corp.

 $

 11,553,704

 Total Energy

 $

 39,472,610

 Materials - 2.8%

 Fertilizers & Agricultural Chemicals - 1.0%

 160,005

 Agrium, Inc.

 $

 14,510,853

 Specialty Chemicals - 0.8%

 95,002

 Ecolab, Inc.

 $

 11,563,643

 Paper Packaging - 1.0%

 330,155

 Sealed Air Corp.

 $

 15,127,702

 Total Materials

 $

 41,202,198

 Capital Goods - 9.6%

 Aerospace & Defense - 3.2%

 345,670

 Raytheon Co.

 $

 47,056,057

 Building Products - 0.7%

 322,714

 Masco Corp.

 $

 11,072,317

 Industrial Machinery - 5.7%

 302,015

 Illinois Tool Works, Inc.

 $

 36,193,478

 686,062

 Ingersoll-Rand Plc

 46,611,052

 $

 82,804,530

 Total Capital Goods

 $

 140,932,904

 Transportation - 4.1%

 Air Freight & Logistics - 1.4%

 188,228

 United Parcel Service, Inc. (Class B)

 $

 20,584,614

 Railroads - 1.7%

 815,887

 CSX Corp.

 $

 24,884,554

 Trucking - 1.0%

 182,152

 JB Hunt Transport Services, Inc.

 $

 14,779,813

 Total Transportation

 $

 60,248,981

 Consumer Services - 2.4%

 Restaurants - 2.4%

 641,834

 Starbucks Corp.

 $

 34,748,893

 Total Consumer Services

 $

 34,748,893

 Media - 3.4%

 Movies & Entertainment - 3.4%

 615,719

 Time Warner, Inc.

 $

 49,017,390

 Total Media

 $

 49,017,390

 Retailing - 6.6%

 Home Improvement Retail - 2.9%

 325,085

 The Home Depot, Inc.

 $

 41,831,938

 Specialty Stores - 0.4%

 79,420

 Tiffany & Co.

 $

 5,768,275

 Automotive Retail - 3.3%

 124,187

 Advance Auto Parts, Inc.

 $

 18,518,765

 107,138

 O'Reilly Automotive, Inc. *

 30,010,425

 $

 48,529,190

 Total Retailing

 $

 96,129,403

 Food & Staples Retailing - 0.5%

 Food Retail - 0.5%

 268,002

 Whole Foods Market, Inc.

 $

 7,597,857

 Total Food & Staples Retailing

 $

 7,597,857

 Food, Beverage & Tobacco - 3.5%

 Brewers - 1.5%

 197,672

 Molson Coors Brewing Co. (Class B)

 $

 21,704,386

 Packaged Foods & Meats - 1.6%

 239,199

 The Hershey Co.

 $

 22,867,424

 Tobacco - 0.4%

 124,356

 Reynolds American, Inc.

 $

 5,863,385

 Total Food, Beverage & Tobacco

 $

 50,435,195

 Household & Personal Products - 2.0%

 Household Products - 2.0%

 233,324

 Kimberly-Clark Corp.

 $

 29,431,489

 Total Household & Personal Products

 $

 29,431,489

 Health Care Equipment & Services - 5.6%

 Health Care Supplies - 0.9%

 77,265

 The Cooper Companies, Inc.

 $

 13,850,524

 Health Care Distributors - 1.6%

 305,057

 Cardinal Health, Inc.

 $

 23,702,929

 Managed Health Care - 3.1%

 134,055

 Aetna, Inc.

 $

 15,476,650

 165,622

 Humana, Inc.

 29,296,876

 $

 44,773,526

 Total Health Care Equipment & Services

 $

 82,326,979

 Pharmaceuticals, Biotechnology & Life Sciences - 9.3%

 Biotechnology - 2.8%

 162,564

 Alder Biopharmaceuticals, Inc.

 $

 5,327,222

 249,845

 Celgene Corp. *

 26,116,298

 103,618

 Vertex Pharmaceuticals, Inc. *

 9,036,526

 $

 40,480,046

 Pharmaceuticals - 6.5%

 335,118

 Johnson & Johnson

 $

 39,587,489

 1,665,014

 Pfizer, Inc.

 56,394,024

 $

 95,981,513

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 136,461,559

 Banks - 6.4%

 Diversified Banks - 4.1%

 444,295

 JPMorgan Chase & Co.

 $

 29,585,604

 709,813

 US Bancorp

 30,443,880

 $

 60,029,484

 Regional Banks - 2.3%

 369,292

 The PNC Financial Services Group, Inc.

 $

 33,269,516

 Total Banks

 $

 93,299,000

 Diversified Financials - 5.9%

 Specialized Finance - 1.9%

 102,693

 Intercontinental Exchange, Inc.

 $

 27,661,386

 Consumer Finance - 2.8%

 1,434,185

 Synchrony Financial

 $

 40,157,180

 Investment Banking & Brokerage - 1.2%

 567,140

 The Charles Schwab Corp.

 $

 17,904,610

 Total Diversified Financials

 $

 85,723,176

 Insurance - 1.0%

 Property & Casualty Insurance - 1.0%

 451,733

 XL Group, Ltd.

 $

 15,191,781

 Total Insurance

 $

 15,191,781

 Software & Services - 17.0%

 Internet Software & Services - 6.5%

 48,283

 Alphabet, Inc. (Class A)

 $

 38,822,429

 36,113

 Alphabet, Inc. (Class C)

 28,070,274

 850,630

 eBay, Inc. *

 27,985,727

 $

 94,878,430

 IT Consulting & Other Services - 2.0%

 620,323

 Cognizant Technology Solutions Corp. *

 $

 29,595,610

 Data Processing & Outsourced Services - 3.5%

 420,974

 PayPal Holdings, Inc.

 $

 17,247,305

 406,035

 Visa, Inc.

 33,579,094

 $

 50,826,399

 Systems Software - 5.0%

 1,272,930

 Microsoft Corp.

 $

 73,320,768

 Total Software & Services

 $

 248,621,207

 Technology Hardware & Equipment - 7.9%

 Communications Equipment - 2.5%

 1,146,553

 Cisco Systems, Inc.

 $

 36,368,661

 Computer Storage & Peripherals - 5.4%

 699,532

 Apple, Inc.

 $

 79,082,094

 Total Technology Hardware & Equipment

 $

 115,450,755

 Semiconductors & Semiconductor Equipment - 2.0%

 Semiconductors - 2.0%

 771,894

 Micron Technology, Inc. *

 $

 13,724,275

 506,176

 Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)

 15,483,924

 $

 29,208,199

 Total Semiconductors & Semiconductor Equipment

 $

 29,208,199

 Telecommunication Services - 4.1%

 Integrated Telecommunication Services - 4.1%

 1,141,876

 Verizon Communications, Inc.

 $

 59,354,714

 Total Telecommunication Services

 $

 59,354,714

 Utilities - 2.0%

 Electric Utilities - 0.8%

 180,147

 American Electric Power Co., Inc.

 $

 11,567,239

 Multi-Utilities - 1.2%

 426,664

 Public Service Enterprise Group, Inc.

 $

 17,864,422

 Total Utilities

 $

 29,431,661

 TOTAL COMMON STOCKS

 (Cost $1,304,647,319)

 $

 1,444,285,951

 TOTAL INVESTMENT IN SECURITIES - 98.8%

 (Cost $1,304,647,319) (a)

 $

 1,444,285,951

 OTHER ASSETS & LIABILITIES - 1.2%

 $

 17,176,522

 TOTAL NET ASSETS - 100.0%

 $

 1,461,462,473

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At  September 30, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $1,304,647,319 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

                157,834,126

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

                (18,195,494)

 Net unrealized appreciation

 $

                139,638,632

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

  $         1,444,285,951

  $    -

  $    -

  $   1,444,285,951

 Total

  $         1,444,285,951

  $    -

  $    -

  $   1,444,285,951

 During the period ended September 30, 2016, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust XI By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date November 28, 2016 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date November 28, 2016 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date November 28, 2016 * Print the name and title of each signing officer under his or her signature.